Leases - Consolidated Statement of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 29, 2025	Mar. 30, 2024	Mar. 25, 2023
Leases [Abstract]
Fixed operating lease expense	$ 9,613	$ 11,874	$ 12,053
Variable operating lease expense	5,109	5,569	5,007
Total lease expense	$ 14,722	$ 17,443	$ 17,060